logo: [STATUE OF LIBERTY IMAGE]

                     LIBERTY INTERMEDIATE BOND FUND, CLASS A

                        STEIN ROE INTERMEDIATE BOND FUND

                                  ANNUAL REPORT
                                  JUNE 30, 2001




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Contents

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

Fund Performance.................................................................................          1

   How the Liberty Intermediate Bond Fund, Class A has done over time

Portfolio Manager's Report.......................................................................          2

   Interview with the portfolio manager and summary of investment activity

Portfolio of Investments.........................................................................          3

   A complete list of investments with market values

Financial Statements.............................................................................          9

   Statements of assets and liabilities, operations and changes in net assets

Notes to Financial Statements....................................................................         15

Financial Highlights.............................................................................         18

   Selected per-share data

Report of Ernst & Young LLP,
   Independent Auditors..........................................................................         20

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                Must be preceded or accompanied by a prospectus.

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Fund Performance

--------------------------------------------------------------------------------


To evaluate a fund's historical performance, one can look at the cumulative return percentage, the average annual total return percentage or the growth of a hypothetical $10,000 investment. Below, we compare Liberty Intermediate Bond Fund, Class A with its benchmark.

The performance figures include changes in the fund's share price, plus reinvestment of any dividends (net investment income) and capital gains distributions (the profits the fund earns when fixed income securities grow in value).

                                          AVERAGE ANNUAL TOTAL RETURN (%)
                                            PERIOD ENDED JUNE 30, 2001
-------------------------------------------------------------------------------------------------------------------

                                                                           1-Year         5-Year         10-Year
                                                                          -------        -------        ---------
LIBERTY INTERMEDIATE BOND FUND, CLASS A WITHOUT SALES CHARGE                12.53           7.65           7.77
LIBERTY INTERMEDIATE BOND FUND, CLASS A WITH SALES CHARGE                    7.17           6.60           7.24
Lehman Brothers Intermediate Government/Credit Bond Index                   11.04           7.01           7.33
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GROWTH OF A $10,000 INVESTMENT FOR THE 10 YEARS ENDED JUNE 30, 2001


[LINE CHART]

Liberty Intermediate Bond Fund, Class A
                                                              Lehman Brothers
                                                              Intermediate
                           Fund without     Fund with         Government/Credit
                           sales charge     sales charge      Bond Index

6/30/1991                  10000             9525             10000
6/30/1992                  11328.3          10790.2           11316.2
6/30/1993                  12463.8          11871.8           12503.3
6/30/1994                  12342.1          11755.8           12472.3
6/30/1995                  13508.2          12866.6           13766.5
6/30/1996                  14203.9          13529.2           14457.9
6/30/1997                  15434.6          14701.5           15501.9
6/30/1998                  16824.3          16025.2           16825.3
6/30/1999                  17188.3          16371.8           17529.6
6/30/2000                  17871.9          17023             18268.8
6/30/2001                  21125            20111             20286.1



Liberty Intermediate Bond Fund, Class A is a class of Stein Roe Intermediate
Bond Fund (the fund), a series of Liberty-Stein Roe Income Trust. The fund also offers class S shares. Performance highlights of class S shares are presented in a separate report.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR
DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results.
Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Total return figures do not include sales charges or contingent deferred sales charges (CDSC).
Historical performance for the period prior to 7/31/2000 is based on the performance of class S shares, restated to reflect 12b-1 fees and any other expenses applicable to that class, without giving any effect to fee waivers and assuming reinvestment of dividends and capital gains. This graph compares the performance of Liberty Intermediate Bond Fund, Class A to the Lehman Brothers
Intermediate Government/Credit Bond Index, an unmanaged group of investment-grade bonds not associated with any Stein Roe fund. Unlike mutual funds, it is not possible to invest directly in an index.

-1-
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Portfolio Manager's Report

--------------------------------------------------------------------------------

COMMENTARY FROM MIKE KENNEDY, PORTFOLIO MANAGER OF
LIBERTY INTERMEDIATE BOND FUND, CLASS A AND SR&F INTERMEDIATE BOND PORTFOLIO

For the 12 months ended June 30, 2001, Liberty Intermediate Bond Fund, Class A generated a total return of 12.53% without a sales charge. The fund outperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Bond Index, which posted an 11.04% total return for the same period.

SECTOR AND SECURITY SELECTION MAKE THE DIFFERENCE

We believe that the fund's solid performance is due in part to favorable sector weightings. We had an overweight position in investment grade corporate bonds, which had a sizable return advantage over Treasuries during the period. We also chose lower-quality BBB rated corporate bonds at an especially good point in the period.

    We began selling shorter- and longer-term issues in order to buy 7 - 10 year bonds during the period. This worked well due to the dramatic steepening of the yield curve as the Fed lowered interest rates. The steepening was caused by the declining yields of the short and intermediate segments while the long-term issues held steady. This meant that owning issues with the right maturities was important.

    In addition, we made some good tactical moves in the high yield market, adding BB rated securities just before the high yield rally at the beginning of 2001.

    We also benefited from our holdings of Yankee bonds. These dollar-denominated securities are issued by foreign entities. The fund purchased
European bank issues which performed well during the period.

    Finally, we increased our holdings in health care, adding HCA and United
Healthcare (2.6% and 1.5% of net assets, respectively). Both these companies have shown improving fundamentals and attractive valuations.

YIELD CURVE REVERSES DURING PERIOD

At the beginning of the period through January, the yield curve was inverted and short-term interest rates exceeded long-term interest rates. Now the situation has been reversed. That's because short- and intermediate-term yields responded more to the Fed rate cuts than the long-term rates, which were held back on fears of inflation.

    The inverted yield curve put pressure on non-Treasury sectors. But the slowing economy and the Fed's monetary policy reversal shifted investor sentiment back toward higher-risk debt, improving the environment for the non-Treasury areas of the bond market. This was good news for the fund because of our strong position in corporate bonds and other non-Treasury securities.

                                    FUND DATA

   FUND OBJECTIVE:

   Seeks its total return by pursuing current income and opportunities for capital preservation. The fund invests all of its assets in SR&F Intermediate
   Bond Portfolio as part of a master fund-feeder fund structure. The portfolio invests primarily in a diversified portfolio of marketable debt securities.
   The dollar-weighted average life of the portfolio is expected to be between three and 10 years.

logo: compass rose

IMPROVING BOND MARKET FUNDAMENTALS AND VALUATIONS

We feel we are currently at a good point in the credit cycle and fundamentals should begin to improve. Companies, concerned about the difficulties associated with accessing capital over the past year, have cut back on capital expenditures and are focused on improving their balance sheets. Additionally, stock buybacks have fallen and have been staying at lower levels. This trend toward balance sheet improvement should be good for corporate bonds. It should help improve credit quality, which has been trending lower. Valuations on corporate bonds have been attractive as well, with yield spreads (the difference between corporate and Treasury bonds) at historically wide levels.

FUND WELL POSITIONED FOR THE MONTHS AHEAD

We expect to see the economy rebound in the coming months as the Fed's rate cuts begin to have their desired affect. In combination with the tax cuts, we anticipate that the economy will likely strengthen later this year and in early
2002. This may lead to better earnings, which in turn should help credit quality and further strengthen the corporate bond market. We believe that the fund is well positioned for this environment.

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR
DAILY PERFORMANCE UPDATES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Share price and investment return will vary, so you may have a gain or loss when you sell shares. Total return includes changes in share price and reinvestment of income and capital gains distributions, if any. Portfolio holdings are as of 6/30/01 and are subject to change.

Investing in high yield bonds involves greater credit and other risks not associated with investing in higher quality bonds. Bond investing also involves interest rate risk, which means that bond prices may change as interest rates increase or decrease. Foreign investments involve market, political, accounting and currency risks not associated with other investments. The Lehman Brothers
Intermediate Government/Credit Bond Index is an unmanaged group of bonds that vary in quality; it is not available for direct investment.

Liberty Intermediate Bond Fund, Class A is a class of Stein Roe Intermediate
Bond Fund.

-2-
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

SR&F Intermediate Bond Portfolio

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

Portfolio of Investments at June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - 75.2%                                                                  Par           Value
------------------------------------------------------------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 22.0%

   DEPOSITORY INSTITUTIONS - 8.6%

   Barclays Bank PLC, 7.375%, 6/29/49 (a)........................................................     $ 5,000,000     $ 4,956,000
   Citicorp, 8.040%, 12/15/19 (a)................................................................       9,000,000       9,187,830
   Den Norske Bank, 7.729%, 6/29/49 (a)..........................................................       2,500,000       2,473,150
   GS Escrow Corp., 7.000%, 8/1/03...............................................................       3,300,000       3,289,836
   Merita Bank Ltd., 7.150%, 9/11/49 (a).........................................................       5,400,000       5,459,454
   Sanwa Bank Ltd., 7.400%, 6/15/11..............................................................       5,000,000       4,829,300
   Sovereign Bancorp, Inc., 10.500%, 11/15/06....................................................       2,750,000       2,960,540
   Standard Chartered Bank, 8.000%, 5/30/31 (a)..................................................       4,500,000       4,533,480
   Washington Mutual, 7.500%, 8/15/06............................................................       7,000,000       7,390,110
                                                                                                                      -----------
                                                                                                                       45,079,700
                                                                                                                      -----------
   FINANCIAL SERVICES - 2.4%

   Household Finance Co., 6.750%, 5/15/11........................................................       5,000,000       4,942,400
   LaBranche & Co., Inc., 12.000%, 3/1/07........................................................       3,300,000       3,712,500
   Washington Mutual Finance, 6.875%, 5/15/11....................................................       4,000,000       3,969,840
                                                                                                                      -----------
                                                                                                                       12,624,740
                                                                                                                      -----------
   HOLDING & OTHER INVESTMENT OFFICES - 3.3%

   Applied Global Finance Ltd., 8.643%, 10/4/01..................................................       1,000,000       1,020,000
   HSBC Holdings PLC,:
      9.547%, 12/31/49 (a).......................................................................       4,500,000       5,065,560
      10.176%, 12/31/49 (a)......................................................................       5,000,000       6,145,900
   Meditrust Cos., :
      7.114%, 8/15/04 (a)........................................................................       2,000,000       1,860,000
      7.820%, 9/10/26............................................................................       3,700,000       3,579,750
                                                                                                                      -----------
                                                                                                                       17,671,210
                                                                                                                      -----------
   INSURANCE CARRIERS - 2.0%

   Florida Windstorm Underwriting Association, 7.125%, 2/25/19 (a)...............................       2,800,000       2,764,132
   Prudential Insurance Company of America, 7.650%, 7/1/07 (a)...................................       7,250,000       7,669,630
                                                                                                                      -----------
                                                                                                                       10,433,762
                                                                                                                      -----------
   NON-DEPOSITORY CREDIT INSTITUTIONS - 1.0%

   Countrywide Home Loans, Inc., 6.850%, 6/15/04.................................................       5,000,000       5,158,700
                                                                                                                      -----------

   SECURITY BROKERS & DEALERS - 4.7%

   Goldman Sachs Group, 6.875%, 1/15/11..........................................................       5,000,000       4,970,250
   Morgan Stanley Dean Witter,:
      6.100%, 4/15/06............................................................................       5,000,000       4,989,600
      6.750%, 4/15/11............................................................................      10,000,000       9,920,800
   Salomon Smith Barney Holdings, 5.875%, 3/15/06................................................       5,000,000       4,950,500
                                                                                                                      -----------
                                                                                                                       24,831,150
                                                                                                                      -----------
MANUFACTURING - 5.8%

   CHEMICALS & ALLIED PRODUCTS - 1.2%

   Eastman Chemical Co., 7.625%, 6/15/24.........................................................       5,000,000       4,988,550
   MacDermid, Inc., 9.125%, 7/15/11 (a)..........................................................       1,250,000       1,237,500
                                                                                                                      -----------
                                                                                                                        6,226,050
                                                                                                                      -----------
   FOOD & KINDRED PRODUCTS - 1.2%

   Kellogg Co., 6.600%, 4/1/11 (a)...............................................................       6,500,000       6,348,485
                                                                                                                      -----------

   FURNITURE & FIXTURES - 0.2%

   Briggs & Stratton, 8.875%, 3/15/11 (a)........................................................       1,350,000       1,343,466
                                                                                                                       -----------






See accompanying Notes to Financial Statements.



-3-
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SR&F Intermediate Bond Portfolio Continued
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

June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                              Par           Value
------------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.

   LUMBER & WOOD PRODUCTS - 1.7%

   Georgia Pacific, 7.500%, 5/15/06..............................................................     $ 4,000,000     $ 3,983,520
   Louisiana-Pacific Corp., 8.500%, 8/15/05......................................................       5,000,000       4,703,700
                                                                                                                      -----------
                                                                                                                        8,687,220
                                                                                                                      -----------
   PRINTING & PUBLISHING - 0.5%

   Primedia, Inc., 8.875%, 5/15/11 (a)...........................................................       3,000,000       2,820,000
                                                                                                                      -----------

   TOBACCO PRODUCTS - 1.0%

   UST, Inc., 8.800%, 3/15/05....................................................................       5,000,000       5,118,600
                                                                                                                      -----------

MINING & ENERGY - 5.8%

   METAL MINING - 0.2%

   Freeport-McMoran Copper & Gold, Inc., 7.500%, 11/15/06........................................       1,670,000       1,085,500
                                                                                                                      -----------

   OIL & GAS EXTRACTION - 5.6%

   Baker Hughes, Inc., 6.875%, 1/15/29...........................................................       4,000,000       3,838,840
   Noble Drilling Corp., 7.500%, 3/15/19.........................................................       5,745,000       5,670,258
   PDVSA Finance Ltd., Series 1-A, 7.400%, 8/15/16...............................................       2,500,000       2,100,000
   PDVSA Finance Ltd., Series 1999-F, 8.750%, 2/15/04............................................       2,415,000       2,444,004
   Pemex Project Funding Master Trust, 9.125%, 10/13/10 (a)......................................       2,250,000       2,372,850
   Petrobas International Finance, 9.750%, 7/6/11 (a)............................................       3,500,000       3,495,625
   YPF Sociedad Anonima, :
      7.500%, 10/26/02...........................................................................       1,287,658       1,286,049
      10.000%, 11/2/28...........................................................................       2,000,000       2,145,100
   Yosemite Securities Trust I, 8.250%, 11/15/04 (a).............................................       6,000,000       6,184,500
                                                                                                                      -----------
                                                                                                                       29,537,226
                                                                                                                      -----------
RETAIL TRADE - 5.6%

   AUTO DEALERS & GAS STATIONS - 1.3%

   Daimler Chrysler NA Holdings, 6.400%, 5/15/06.................................................       7,000,000       6,945,120
                                                                                                                      -----------

   FOOD STORES - 0.6%

   Hormel Foods Corp., 6.625%, 6/1/11 (a)........................................................       3,375,000       3,339,664
                                                                                                                      -----------

   GENERAL MERCHANDISE STORES - 2.3%

   Buhrmann US, Inc., 12.250%, 11/1/09...........................................................       1,750,000       1,732,500
   Kohls Corp., 6.300%, 3/1/11 (a)...............................................................       5,000,000       4,841,400
   The May Department Stores Co., 7.900%, 10/15/07...............................................       5,000,000       5,323,650
                                                                                                                      -----------
                                                                                                                       11,897,550
                                                                                                                      -----------
   MISCELLANEOUS RETAIL - 1.4%

   Price/Costco, Inc., 7.125%, 6/15/05...........................................................       7,000,000       7,228,410
                                                                                                                      -----------

SERVICES - 12.4%

   AMUSEMENT & RECREATION - 1.0%

   Harrahs Operating Co., Inc., 7.125%, 6/1/07 (a)...............................................       5,250,000       5,195,505
                                                                                                                      -----------

   BUSINESS SERVICES - 0.6%

   Federal Express Corp., Series A1, 7.530%, 9/23/06.............................................       2,865,921       2,968,378
                                                                                                                      -----------



See accompanying Notes to Financial Statements.


-4-
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SR&F Intermediate Bond Portfolio Continued
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June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                           Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
SERVICES---CONT.
   HEALTH SERVICES - 4.2%
   HCA - The Healthcare Co., :
      7.125%, 6/1/06.............................................................................     $ 8,000,000     $ 7,890,800
      8.750%, 9/1/10.............................................................................       5,600,000       5,964,000
   HCR Manor Care, 8.000%, 3/1/08................................................................       1,500,000       1,487,760
   Quest Diagnostic, Inc., 7.500%, 7/12/11.......................................................       2,500,000       2,487,475
   Tenet Healthcare Corp., 7.875%, 1/15/03.......................................................       4,000,000       4,070,000
                                                                                                                      -----------
                                                                                                                       21,900,035
                                                                                                                      -----------
   HOTELS, CAMPS & LODGING - 1.5%

   Marriott International, Inc., 7.875%, 9/15/09.................................................       5,000,000       5,152,100
   Prime Hospitality Corp., 9.250%, 1/15/06......................................................       2,950,000       3,009,000
                                                                                                                      -----------
                                                                                                                        8,161,100
                                                                                                                      -----------
   MANAGED HEALTHCARE - 1.5%

   United Healthcare Group, 7.500%, 11/15/05.....................................................       7,500,000       7,826,550
                                                                                                                      -----------

   MEDIA - 1.9%

   AOL Time Warner, Inc., 7.625%, 4/15/31........................................................       5,250,000       5,250,053
   Viacom, Inc., 7.700%, 7/30/10.................................................................       4,600,000       4,841,224
                                                                                                                      -----------
                                                                                                                       10,091,277
                                                                                                                      -----------
   WASTE SERVICES - 1.7%

   Allied Waste North America, 8.875%, 4/1/08 (a)................................................       3,275,000       3,377,344
   Waste Management, Inc., 7.375%, 8/1/10........................................................       5,500,000       5,508,250
                                                                                                                      -----------
                                                                                                                        8,885,594
                                                                                                                      -----------

TRANSPORTATION, COMMUNICATION & ELECTRIC SERVICES - 22.8%

   AIR TRANSPORTATION - 6.2%

   Air 2 US, 8.027%, 10/1/19 (a).................................................................       6,846,556       7,175,123
   Delta Air Lines, Inc., :
      7.570%, 11/18/10 (b).......................................................................       4,250,000       4,464,413
      7.779%, 11/18/05...........................................................................       6,250,000       6,541,750
   Systems 2001 Asset Trust, :
      6.664%, 9/15/13............................................................................       3,250,000       3,257,475
      7.156%, 12/15/11...........................................................................       4,750,000       4,787,050
   United Airlines, Inc., :
      7.783%, 1/1/14.............................................................................       3,165,487       3,339,937
      9.200%, 3/22/08............................................................................       2,620,213       2,790,291
                                                                                                                      -----------
                                                                                                                       32,356,039
                                                                                                                      -----------
   CABLE - 1.4%

   Charter Communication Holdings Inc., :
      9.625%, 11/15/09 (a).......................................................................       1,000,000       1,000,000
      10.000%, 5/15/11 (a).......................................................................       1,000,000       1,015,000
   CSC Holdings, Inc., :
      7.625%, 4/1/11 (a).........................................................................       1,750,000       1,666,035
      7.875%, 2/15/18............................................................................       4,250,000       3,887,603
                                                                                                                      -----------
                                                                                                                        7,568,638
                                                                                                                      -----------
   ELECTRIC SERVICES - 8.2%

   AES Corp., 8.750%, 6/15/08....................................................................       4,750,000       4,678,750
   AES Eastern Energy, LP, 9.670%, 1/2/29........................................................       1,750,000       1,743,315
   CMS Energy Corp., 9.875%, 10/15/07............................................................       2,500,000       2,618,750
   Calpine Canada Energy, 8.500%, 5/1/08.........................................................       3,500,000       3,359,790
   Edison Mission, 9.875%, 4/15/11...............................................................       1,100,000       1,042,250
   Endesa-Chile Overseas Co., 8.500%, 4/1/09.....................................................       3,000,000       3,015,990


See accompanying Notes to Financial Statements.


-5-
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SR&F Intermediate Bond Portfolio Continued
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

June 30, 2001
CORPORATE FIXED INCOME BONDS & NOTES - CONTINUED                                                           Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION,-COMMUNICATION-&-ELECTRIC-SERVICES---CONT.

   ELECTRIC SERVICES - CONT.

   Israel Electric Corp., Ltd., 7.950%, 5/30/11 (a)..............................................     $ 7,000,000     $ 7,069,860
   Mirant Americas Generation, 7.625%, 5/1/06 (a)................................................       3,000,000       3,020,640
   Mirant Corp., 7.900%, 7/15/09 (a).............................................................       3,000,000       2,947,530
   Niagara Mohawk Power Corp., 8.875%, 5/15/07...................................................       5,500,000       5,933,785
   Oglethorpe Power Corp., 6.974%, 6/30/11.......................................................       3,476,000       3,471,168
   PSE+G Energy Holdings, 8.500%, 6/15/11 (a)....................................................       4,125,000       4,097,899
                                                                                                                      -----------
                                                                                                                       42,999,727
                                                                                                                      -----------
   TELECOMMUNICATIONS - 6.3%

   Frontier Corp., 7.250%, 5/15/04...............................................................       7,000,000       5,670,000
   Rogers Wireless, Inc., 9.625%, 5/1/11 (a).....................................................       2,600,000       2,600,000
   TPSA Finance BV, 7.750%, 12/10/08 (a).........................................................       6,000,000       5,916,300
   Telus Corp., :
      7.500%, 6/1/07.............................................................................       3,500,000       3,591,840
      8.000%, 6/1/11.............................................................................       3,200,000       3,256,224
   Worldcom, Inc., :
      7.500%, 5/15/11............................................................................       3,250,000       3,161,438
      8.250%, 5/15/31............................................................................       9,200,000       9,044,796
                                                                                                                      -----------
                                                                                                                       33,240,598
                                                                                                                      -----------
   TRANSPORTATION SERVICES - 0.7%

   Stagecoach Holdings PLC, 8.625%, 11/15/09.....................................................       4,075,000       3,772,228

 WHOLESALE TRADE - 0.8%

   Nondurable Goods - 0.8%

   Lilly Del Mar, Inc., 7.717%, 8/1/29 (a).......................................................       3,750,000       3,896,132
                                                                                                                      -----------

TOTAL CORPORATE FIXED INCOME BONDS & NOTES
   (cost of $390,947,320)........................................................................                     395,238,354
                                                                                                                      -----------


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GOVERNMENT OBLIGATIONS - 9.1%
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT & AGENCY OBLIGATIONS - 2.3%

   Philippines (Rep), 10.625%, 3/16/25...........................................................       3,000,000       2,716,980
   State of Qatar, 9.750%, 6/15/30 (a)...........................................................       5,000,000       5,650,400
   United Mexican States, 9.875%, 2/1/10.........................................................       3,500,000       3,846,500
                                                                                                                      -----------
                                                                                                                       12,213,880
                                                                                                                      -----------
US GOVERNMENT & AGENCY OBLIGATIONS - 6.8%

   Federal Home Loan Mortgage Corporation: 12.000%, 7/1/20.......................................       1,091,103       1,240,442
                                                                                                                      -----------

   Federal National Mortgage Association:
      6.000%, 4/1/09-3/1/24......................................................................      13,322,855      13,120,463
      6.500%, 10/1/28............................................................................       5,723,615       5,632,381
      8.500%, 5/1/03-11/1/03.....................................................................          55,324          58,556
      9.250%, 3/25/18............................................................................       1,062,536       1,161,415
                                                                                                                      -----------
                                                                                                                       19,972,815
                                                                                                                      -----------
   Government National Mortgage Association:
      6.625%, 7/20/25............................................................................         861,339         883,415
      8.000%, 1/15/08-7/15/08....................................................................       1,699,400       1,771,082
      9.000%, 6/15/16-10/15/16...................................................................         140,583         148,139
                                                                                                                      -----------
                                                                                                                        2,802,636
                                                                                                                      -----------


See accompanying Notes to Financial Statements.


-6-
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SR&F Intermediate Bond Portfolio Continued

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

June 30, 2001
GOVERNMENT OBLIGATIONS - CONTINUED                                                                         Shares           Value
------------------------------------------------------------------------------------------------------------------------------------
US-GOVERNMENT-&-AGENCY-OBLIGATIONS---CONT.

   U.S. Treasury Notes:
      5.000%, 2/15/11............................................................................     $ 4,500,000    $  4,365,675
      6.250%, 5/15/30............................................................................       6,650,000       7,043,747
                                                                                                                     ------------
                                                                                                                       11,409,422
                                                                                                                     ------------
TOTAL GOVERNMENT OBLIGATIONS
   (cost of $46,649,085).........................................................................                      47,639,195
                                                                                                                     ------------

------------------------------------------------------------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED ASSET-BACKED SECURITIES - 12.9%
------------------------------------------------------------------------------------------------------------------------------------
   ASSET-BACKED-SECURITIES---2.7%

   Broad Index Secured Trust Offering, Series 1997-1A, Class B, 9.500%, 12/31/02.................       3,000,000       2,400,000
   Cigna CBO 1996-1 Ltd., Series 1996-1, Class A2, 6.460%, 11/15/08..............................       4,814,529       4,694,166
   Diversified REIT Trust, Series 1999-1A, Class C, 6.780%, 3/18/11 (a)..........................       5,000,000       4,946,875
   First Boston Mortgage Securities Corp., Series 1993-H1, Class AIO, 2.108%, 9/28/13............         825,586           4,128
   Green Tree Home Improvement Loan Trust, Series 1994-A, Class A, 7.050%, 3/15/14...............         463,754         463,971
   Option One Mortgage Securities Corp., Series 1999-B, Class 2A, 9.660%, 3/26/29................       1,905,822       1,895,400
                                                                                                                     ------------
                                                                                                                       14,404,540
                                                                                                                     ------------
   MORTGAGE-BACKED SECURITIES - 10.2%

   American Mortgage Trust, Series 1993-3, 8.190%, 9/27/22.......................................       1,075,574         968,016
   Asset Securitization Corp., Series 1997-D5, Class A1C, 6.750%, 2/14/41........................       6,500,000       6,569,063
   GS Mortgage Securities Corp., Series 1998-3, Class A, 7.750%, 9/20/27 (a).....................       4,644,956       4,847,447
   JP Morgan Commercial Mortgage Finance Corp., Series 1999-C8, Class A2, 7.400%, 7/15/31........      10,000,000      10,420,313
   Kidder Peabody Acceptance Corp., Series 1994-C3, Class A2, 8.500%, 4/1/07.....................         440,199         450,104
   LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.210%, 10/15/08.............      10,000,000       9,862,500
   Mellon Residential Funding Corp., Series 1998-TBC1, Class A3, 5.610%, 10/25/28................       4,500,000       4,523,203
   Merrill Lynch Mortgage Investors, Inc., Series 1995-C3, Class A3, 7.059%, 12/26/25............       4,500,000       4,620,594
   Merrill Lynch Trust, Series 20, Class D, 8.000%, 12/20/18.....................................         747,372         782,409
   Nomura Asset Securities Corp., Series 1996-MD5, Class A1B, 7.120%, 4/13/36....................       6,255,000       6,315,611
   PNC Mortgage Securities Corp., Series 1996-1, Class A5, 7.500%, 6/25/26.......................       3,245,923       3,325,042
   Structured Asset Securities Corp., Series 1996-CFL, Class X1, 1.586%, 2/25/28.................      17,573,952         790,828
                                                                                                                     ------------
                                                                                                                       53,475,130
                                                                                                                     ------------

TOTAL NON-AGENCY MORTGAGE-BACKED & ASSET-BACKED SECURITIES
   (cost of $68,022,204).........................................................................                      67,879,670
                                                                                                                     ------------

------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM OBLIGATION - 1.3%
------------------------------------------------------------------------------------------------------------------------------------
   COMMERCIAL PAPER - 1.3%
   UBS Finance Corp., 4.140%, (c) 7/2/01
   (cost of $6,999,195)..........................................................................       7,000,000       6,999,195
                                                                                                                     ------------

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS - 98.5%
   (cost of $512,617,804) (d)....................................................................                     517,756,414
                                                                                                                     ------------

OTHER ASSETS & LIABILITIES, NET - 1.5%...........................................................                       7,771,448
                                                                                                                     ------------

NET ASSETS - 100.0%..............................................................................                    $525,527,862
                                                                                                                    =============
------------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio Continued

--------------------------------------------------------------------------------

Portfolio of Investments at June 30, 2001

NOTES TO INVESTMENT PORTFOLIO:

--------------------------------------------------------------------------------
(a) These securities are exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2001, the value of these securities amounted to $146,520,716, which represents 27.9% of net assets.

(b) This security, or a portion thereof, with a total market value of $525,225 is being used to collateralize short futures contracts.

(c) Rate represents yield at time of purchase.

(d) At June 30, 2001, the cost of investments for federal income tax purposes is $512,930,037.

Short futures contract open on June 30, 2001:

                                                                                UNREALIZED
                                        PAR VALUE                             APPRECIATION/
                                         COVERED BY                            DEPRECIATION
                         TYPE             CONTRACTS         EXPIRATION          AT 6/30/01
                      -----------        ----------         ----------          ----------

                     Treasury Bond      $12,500,000       September, 2001         $(89,894)
                     Treasury Note        2,500,000       September, 2001           45,537
                                                                                  --------
                                                                                  (44,357)
                                                                                  ========






                        ACRONYM                                NAME
                       --------                                -----

                         REIT                      Real Estate Investment Trust

See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001

ASSETS

Investments at value (cost of $512,617,804).....................................................................     $517,756,414
Cash............................................................................................................            1,868
Receivable for:
   Investments sold.............................................................................................       12,678,810
   Interest.....................................................................................................        7,806,431
   Variation margin on futures contracts........................................................................          117,969
Other assets....................................................................................................            7,750
                                                                                                                 ----------------
   Total Assets.................................................................................................      538,369,242
                                                                                                                 ----------------

LIABILITIES
Payable for:
   Investments purchased........................................................................................       12,601,914
   Management fee...............................................................................................          147,812
   Transfer agent fee...........................................................................................              302
   Bookkeeping fee..............................................................................................            5,037
Other liabilities...............................................................................................           86,315
                                                                                                                 ----------------
   Total Liabilities............................................................................................       12,841,380
                                                                                                                 ----------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTEREST.........................................................     $525,527,862
                                                                                                                 ================



See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For the Year Ended June 30, 2001


INVESTMENT INCOME
Interest income.................................................................................................      $35,544,834
                                                                                                                   --------------

EXPENSES

Management fee..........................................................................           $ 1,588,597
Transfer agent fee......................................................................                 6,001
Bookkeeping fee.........................................................................                37,152
Trustees' fee...........................................................................                 9,795
Custody fee.............................................................................                20,113
Other expenses..........................................................................                51,037
                                                                                                 --------------
   Total Expenses.......................................................................             1,712,695
Custody credits earned..................................................................               (10,430)
                                                                                                 --------------
   Net Expenses.................................................................................................        1,702,265
                                                                                                                   --------------
   Net Investment Income........................................................................................       33,842,569
                                                                                                                   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain (loss) on:
   Investments..........................................................................             9,100,153
   Closed futures contracts.............................................................            (2,809,298)
                                                                                                 --------------
   Net realized gain ...........................................................................................        6,290,855
Net change in unrealized appreciation/depreciation on:
   Investments..........................................................................            14,299,505
   Open futures contracts...............................................................               287,908
                                                                                                 --------------
   Net change in unrealized appreciation/depreciation...........................................................       14,587,413
                                                                                                                   --------------
   Net Gain.....................................................................................................       20,878,268
                                                                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................................................      $54,720,837
                                                                                                                   ==============



See accompanying Notes to Financial Statements.


SR&F Intermediate Bond Portfolio

------------------------------------------------------------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                                            YEAR               YEAR
                                                                                                           ENDED              ENDED
                                                                                                        JUNE 30,           JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                           2001               2000
                                                                                                   -------------      -------------
OPERATIONS:

Net investment income ........................................................................     $  33,842,569      $  31,012,005
Net realized gain (loss) on investments and futures contracts ................................         6,290,855        (11,444,840)
Net change in unrealized appreciation/depreciation on investments and futures contracts ......        14,587,413            470,689
                                                                                                   -------------      -------------
   Net Increase from Operations ..............................................................        54,720,837         20,037,854
                                                                                                   -------------      -------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

Contributions ................................................................................       185,647,741        267,691,633
Withdrawals ..................................................................................      (126,355,268)      (309,773,935)
                                                                                                   -------------      -------------
   Net Increase (Decrease) from Transactions in Investors' Beneficial Interest ...............        59,292,473        (42,082,302)
                                                                                                   -------------      -------------
   Net Increase (Decrease) in Net Assets .....................................................       114,013,310        (22,044,448)

NET ASSETS

Beginning of period ..........................................................................       411,514,552        433,559,000
                                                                                                   -------------      -------------
End of period ................................................................................     $ 525,527,862      $ 411,514,552
                                                                                                   =============      =============



See accompanying Notes to Financial Statements.


Stein Roe Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities
June 30, 2001

ASSETS

Investment in Portfolio, at value...............................................................................     $525,522,862
Receivable for:
   Fund shares sold.............................................................................................        2,077,690
Other assets....................................................................................................            2,706
                                                                                                                 ----------------
   Total Assets.................................................................................................      527,603,258
                                                                                                                 ----------------

LIABILITIES

Payable for:
   Fund shares repurchased......................................................................................          860,908
   Distributions................................................................................................          278,636
   Administration fee...........................................................................................           62,888
   Transfer agent fee...........................................................................................           11,596
   Bookkeeping fee..............................................................................................            2,165
Other liabilities...............................................................................................           39,802
                                                                                                                 ----------------
   Total Liabilities............................................................................................        1,255,995
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $526,347,263
                                                                                                                 ================

COMPOSITION OF NET ASSETS

Paid in capital.................................................................................................     $534,483,158
Overdistributed net investment income...........................................................................          (25,900)
Accumulated net realized loss on investments allocated from Portfolio...........................................      (13,204,165)
Net unrealized appreciation on investments allocated from Portfolio.............................................        5,094,170
                                                                                                                 ----------------
NET ASSETS......................................................................................................     $526,347,263
                                                                                                                 ================
Net asset value and redemption price per share - Class A ($12,278,982/1,388,558)................................     $       8.84
                                                                                                                 ================
Maximum offering price per share - Class A ($8.84/0.9425).......................................................     $       9.38
                                                                                                                 ================
Net asset value, offering and redemption price per share - Class S ($514,068,281/58,177,328)....................     $       8.84
                                                                                                                 ================


See accompanying Notes to Financial Statements.


Stein Roe Intermediate Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Statement of Operations
For The Year Ended June 30, 2001 (a)


INVESTMENT INCOME

Interest income allocated from Portfolio........................................................................      $35,522,776
                                                                                                                   --------------

EXPENSES

Expenses allocated from Portfolio.......................................................            $1,701,232
Administration fee......................................................................               678,729
Service fee - Class A...................................................................                 6,349
Transfer agent fee......................................................................               691,281
Bookkeeping fee.........................................................................                35,062
Trustees' fee...........................................................................                 9,025
Custody fee.............................................................................                 1,189
Registration fee........................................................................                44,607
Other expenses..........................................................................                80,912
                                                                                                 -------------
   Total Expenses...............................................................................................        3,248,386
                                                                                                                   --------------
   Net Investment Income........................................................................................       32,274,390
                                                                                                                   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO

Net realized gain on investments allocated from Portfolio.......................................................        6,312,026
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio......................       14,550,506
                                                                                                                   --------------
   Net Gain.....................................................................................................       20,862,532
                                                                                                                   --------------
NET INCREASE IN NET ASSETS FROM OPERATIONS......................................................................      $53,136,922
                                                                                                                   ==============

(a)Class A shares were initially offered on July 31, 2000.

See accompanying Notes to Financial Statements.


Stein Roe Intermediate Bond Fund
-------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets

                                                                                                       YEAR ENDED        YEAR ENDED
                                                                                                         JUNE 30,          JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                                                                          2001(a)             2000
                                                                                                    -------------     -------------
OPERATIONS

Net investment income ..........................................................................    $  32,274,390     $  29,554,155
Net realized gain (loss) on investments allocated from Portfolio ...............................        6,312,026       (11,381,060)
Net change in unrealized appreciation/depreciation on investments allocated from Portfolio .....       14,550,506           441,554
                                                                                                    -------------     -------------
   Net Increase from Operations ................................................................       53,136,922        18,614,649
                                                                                                    -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income--Class A ............................................................         (159,101)               --
From net investment income--Class S ............................................................      (31,954,106)      (29,304,457)
                                                                                                    -------------     -------------
   Total Distributions to Shareholders .........................................................      (32,113,207)      (29,304,457)
                                                                                                    -------------     -------------

SHARE TRANSACTIONS

Subscriptions -Class A .........................................................................       12,399,083                --
Distributions reinvested--Class A ..............................................................          159,101                --
Redemptions--Class A ...........................................................................         (189,378)               --
                                                                                                    -------------     -------------
   Net Increase--Class A .......................................................................       12,368,806                --
                                                                                                    -------------     -------------

Subscriptions--Class S .........................................................................      305,861,197       404,673,850
Distributions reinvested--Class S ..............................................................       29,122,399        25,111,257
Redemptions--Class S ...........................................................................     (248,245,296)     (444,001,857)
                                                                                                    -------------     -------------
   Net Increase (Decrease)--Class S ............................................................       86,738,300       (14,216,750)
                                                                                                    -------------     -------------
   Net Increase (Decrease) from Share Transactions .............................................       99,107,106       (14,216,750)
                                                                                                    -------------     -------------
   Net Increase (Decrease) in Net Assets .......................................................      120,130,821       (24,906,558)

NET ASSETS

Beginning of period ............................................................................      406,216,442       431,123,000
                                                                                                    -------------     -------------
End of period ..................................................................................    $ 526,347,263     $ 406,216,442
                                                                                                    =============     =============

Overdistributed net investment income ..........................................................    $     (25,900)    $    (109,287)
                                                                                                    =============     =============

CHANGES IN SHARES OF BENEFICIAL INTEREST

Subscriptions--Class A .........................................................................        1,391,523                --
Issued for distributions reinvested--Class A ...................................................           18,393                --
Redemptions--Class A ...........................................................................          (21,358)               --
                                                                                                    -------------     -------------
   Net Increase--Class A .......................................................................        1,388,558                --
                                                                                                    -------------     -------------

Subscriptions--Class S .........................................................................       35,102,599        47,824,717
Issued for distributions reinvested--Class S ...................................................        3,353,634         2,967,933
Redemptions--Class S ...........................................................................      (28,570,044)      (52,475,331)
                                                                                                    -------------     -------------
   Net Increase (Decrease)--Class S ............................................................        9,886,189        (1,682,681)
                                                                                                    -------------     -------------
   Total Increase (Decrease) in Shares of Beneficial Interest ..................................       11,274,747        (1,682,681)
                                                                                                    -------------     -------------


(a)Class A shares were initially offered on July 31, 2000.


See accompanying Notes to Financial Statements.


Stein Roe Intermediate Bond Fund
Notes to Financial Statements

--------------------------------------------------------------------------------

June 30, 2001



NOTE 1. ORGANIZATION

Stein Roe Intermediate Bond Fund - Class S and Liberty Intermediate Bond Fund - Class A are the collective series of shares of Stein Roe Intermediate Bond Fund (the "Fund"), which is a series of Liberty-Stein Roe Funds Income Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. Stein Roe Intermediate Bond Fund invests substantially all of its assets in SR&F Intermediate Bond Portfolio (the "Portfolio").

    The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 2, 1998. At commencement, the Fund contributed approximately $427,315,000 in securities and other net assets to the Portfolio, in exchange for beneficial ownership of the Portfolio. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At June 30, 2001, the Fund owned 100% of the Portfolio.

    The Fund may issue an unlimited number of shares. Effective July 31, 2000, the Fund began offering Class A shares. The Fund offers two classes of shares:
Class A and Class S. Class S shares are offered continuously at net asset value. Class A has its own sales charge and expense structure; please refer to the Fund's Class A prospectus for more information on Class A shares. The financial highlights for Class S Shares are presented in a separate annual report.

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and Portfolio in the preparation of their financial statements.

SECURITY VALUATIONS AND TRANSACTIONS

Long-term debt securities are valued using market quotations if readily available at the time of valuation. If market quotations are not readily available, they are valued at a fair value using a procedure determined in good faith by the Board of Trustees, which has authorized the use of market valuations provided by a pricing service. Futures contracts are valued based on the difference between the last sale price and the opening price of the contract. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost. Those with remaining maturities of more than 60 days for which market quotations are not readily available are valued by use of a matrix, prepared by the Advisor, based on quotations for comparable securities. Other assets are valued by a method that the Board of Trustees believes represents a fair value.

    Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The values of such securities are subject to market fluctuations during this period. Neither the Fund nor the Portfolio had when-issued or delayed delivery purchase commitments as of June 30, 2001.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on trade date. Interest income, including discount accretion and premium amortization, is recorded daily on the accrual basis. Realized gain or losses from investment transactions are reported on an identified cost basis.

    Effective July 1, 2001, the Portfolio will adopt the provisions of the AICPA Audit and Accounting guide for Investment Companies and will be required to amortize premium and discount on all debt securities. Upon the effective date, this accounting principle change will not have an impact on total net assets, but will result in a reclassification between cost of securities held and net unrealized appreciation/depreciation. The Portfolio currently has not determined the impact of the adoption of the new accounting policy.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income, expenses (other than the Class A 12b-1 service fee), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

FUTURES CONTRACTS

During the year ended June 30, 2001, the Portfolio entered into U.S. Treasury security futures contracts to either hedge against expected declines in the value of their securities or as a temporary substitute for the purchase of individual bonds. Risks of entering into futures contracts include the possibility that there may be an illiquid market at the time the Portfolio

Notes to Financial Statements Continued

--------------------------------------------------------------------------------
seeks to close out a contract, and changes in the value of the futures contract may not correlate with changes in the value of the securities being hedged.

    Upon entering into a futures contract, the Portfolio deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires. See the Portfolio of Investments for a summary of open futures contracts at June 30, 2001.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders as to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

    The Fund intends to utilize provisions of the federal income tax law, which allow it to carry a realized capital loss forward for up to eight years following the year of the loss and offset such losses against any future realized gains. At June 30, 2001, the Fund had a capital loss carryforward as follows:

      Capital Loss Carryforward      Year of Expiration
      -------------------------      ------------------
              $9,360,723                  2003-2009

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income are declared daily and paid monthly. Capital gains distributions, if any, are distributed annually.

    The amount and character of income and gains to be distributed in accordance with income tax regulations may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

    The following reclassifications have been made to the financial statements:

                               INCREASE (DECREASE)
--------------------------------------------------------------------------------
                                ACCUMULATED      ACCUMULATED
                              NET INVESTMENT    NET REALIZED
 FUND NAME    PAID IN CAPITAL  INCOME LOSS)      GAIN (LOSS)
--------------------------------------------------------------------------------
Intermediate
 Bond Fund        $4,577         $(77,796)         $73,219

These differences are primarily due to paydowns and market adjustments. Net investment income, net realized gains (losses) and net asset were not affected by this reclassification.

--------------------------------------------------------------------------------
NOTE 2. PORTFOLIO COMPOSITION

The Portfolio invests primarily in marketable debt securities with an expected average life between three and ten years. See the Portfolio of Investments for additional information regarding individual securities as well as industry diversification.

--------------------------------------------------------------------------------
NOTE 3. TRUSTEES' FEES AND TRANSACTIONS WITH AFFILIATES

MANAGEMENT & ADMINISTRATIVE FEES

The Fund and the Portfolio pay monthly management and administrative fees, computed and accrued daily, to Stein Roe & Farnham, Incorporated (the "Advisor"), an indirect, majority-owned subsidiary of Liberty Mutual Insurance Company, for its services as investment advisor and manager. The management fee for the Portfolio is computed at an annual rate of 0.35% of the Portfolio's average daily net assets.

    The administrative fee for the Fund is computed at an annual rate of 0.15% of the Fund's average daily net assets.

BOOKKEEPING FEES

The Advisor provides bookkeeping and pricing services to the Fund and Portfolio for a monthly fee equal to $25,000 annually plus 0.0025% annually of the Fund's and Portfolio's average daily net assets over $50 million.

Notes to Financial Statements Continued

--------------------------------------------------------------------------------

TRANSFER AGENT FEES

Liberty Fund Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for the Fund for a monthly fee equal to 0.14% annually of average net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent receives reimbursement for certain out of pocket expenses. The Transfer Agent receives a fixed fee of $6,000 annually for the Portfolio.

CLASS A SERVICE FEE

    Liberty Funds Distributor, Inc. (the "Distributor"), a subsidiary of the Advisor, is the Fund's principal underwriter. The Fund has adopted a 12b-1 plan (the "Plan") which requires it to pay the Distributor a monthly service fee equal to 0.25% annually on Class A net assets as of the 20th of each month.

    The fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER

Certain officers and trustees of the Trust are also officers of the Advisor. No remuneration was paid to any other trustee or officer of the Trust who is affiliated with the Advisor.

--------------------------------------------------------------------------------
NOTE 4. INVESTMENT TRANSACTIONS

During the year ended June 30, 2001, purchases and sales of investments, other than short-term obligations, were $1,205,757,499 and $1,084,380,691. Included in these transactions, were long-term U.S. government purchases and sales of $298,567,493 and $303,524,571, respectively

    Unrealized appreciation (depreciation) at June 30, 2001 for federal income tax purposes for the Portfolio was:

    Gross unrealized appreciation         $11,187,710
    Gross unrealized depreciation          (6,361,333)
                                      ---------------
      Net unrealized appreciation         $ 4,826,377
                                      ===============




--------------------------------------------------------------------------------
NOTE 5. LINE OF CREDIT

The Liberty-Stein Roe Municipal Trust (excluding the Stein Roe Municipal Money Market Fund, Liberty High Income Municipals Fund-Class A and Stein Roe High-Yield Municipals Fund)and the SR&FBase Trust (excluding the SR&FCash Reserve Portfolio and SR&FMunicipal Money Market Portfolio)(collectively, the "Trusts")participate in an unsecured line of credit agreement provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit is $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each Trust and, ultimately, each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.5% per year. In addition, a commitment fee of 0.10% per annum on each Fund's borrowings shall be paid quarterly by each Fund based on the relative asset size of each Fund. Because several investment companies participate, there is no assurance that an individual Fund will have access to the entire line of credit at any particular time. For the year ended June 30, 2001, the Trusts had no borrowings under agreement.


Financial Highlights

--------------------------------------------------------------------------------

SR&F Intermediate Bond Portfolio

Selected data for a share outstanding throughout each period is as follows:



                                                                                                                          PERIOD
                                                                                  YEARS ENDED JUNE 30,                     ENDED
                                                                         ------------------------------------------     JUNE 30,
SELECTED RATIOS                                                                   2001          2000          1999       1998 (a)
                                                                               -------        ------        ------     ----------
Ratio of net expenses to average net assets (c) .....................            0.38%         0.38%         0.36%        0.39%(b)
Ratio of net investment income to average net assets (c) ............            7.46%         7.48%         6.41%        6.77%(b)
Portfolio turnover rate .............................................             254%          356%          253%          86%(d)


(a)From commencement of operations on February 2, 1998.
(b)Annualized.
(c)The benefits derived from custody credits and directed brokerage arrangements had no impact.
(d)Not annualized.



Financial Highlights Continued

--------------------------------------------------------------------------------

Liberty Intermediate Bond Fund - Class A

Selected data for a share outstanding throughout the period is as follows:

                                                                     PERIOD
                                                                      ENDED
                                                                   JUNE 30,
                                                                   2001 (a)
                                                                -----------
NET ASSET VALUE, BEGINNING OF PERIOD........................        $  8.46
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (b)................................           0.56
   Net realized and unrealized gain.........................           0.36
                                                                 ----------
     Total from Investment Operations.......................           0.92
                                                                 ----------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS

   From net investment income...............................          (0.54)
                                                                 ----------
NET ASSET VALUE, END OF PERIOD..............................        $  8.84
                                                                 ==========

Total return (c)............................................         11.19%(d)
                                                                 ----------
RATIOS TO AVERAGE NET ASSETS

Expenses....................................................          0.96%(e)
Net investment income.......................................          6.90%(e)
Net assets, end of period (000's)...........................        $12,279


(a)From commencement of operations on July 31, 2000.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested and no initial sales charge or deferred sales charge.
(d)Not annualized.
(e)Annualized.

Report of Ernst & Young LLP, Independent Auditors

--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INCOME TRUST AND THE LIBERTY INTERMEDIATE BOND FUND - CLASS A SHAREHOLDERS OF STEIN ROE INTERMEDIATE BOND FUND AND THE TRUSTEES OF SR&F BASE TRUST AND HOLDERS OF INVESTORS' BENEFICIAL INTERESTS OF SR&F INTERMEDIATE BOND PORTFOLIO

We have audited the accompanying statement of assets and liabilities of Stein Roe Intermediate Bond Fund (a series of Liberty-Stein Roe Funds Income Trust), as of June 30, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the period indicated therein and the accompanying statement of assets and liabilities, including the portfolio of investments, of SR&F Intermediate Bond Portfolio (a series of SR&F Base Trust) as of June 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trusts' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned series of Liberty-Stein Roe Funds Income Trust and SR&F Base Trust at June 30, 2001, the results of their operations, the changes in their net assets, and their financial highlights for each of the periods referred to above, in conformity with accounting principles generally accepted in the United States.

                                                          /s/ Ernst & Young, LLP

Boston, Massachusetts
August 22, 2001

 Trustees & Transfer Agent

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel, and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

WILLIAM E. MAYER
Partner, Park Avenue Equity Partners (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on economic and statistical matters

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Inc.; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Intermediate Bond Fund, Class A is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Intermediate Bond Fund, Class A. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
Liberty Intermediate Bond Fund, Class A

                               Give me Liberty.(R)


Liberty Funds believes in financial choice

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds
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Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an
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best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

Liberty Intermediate Bond Fund, Class A  Annual Report, June 30, 2001


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Liberty Funds Distributor, Inc.(C)2001
One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com




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